APPLICATION OF NEW AND AMENDMENTS TO THE INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Mar. 31, 2026
Application Of New And Amendments To International Financial Reporting Standards
APPLICATION OF NEW AND AMENDMENTS TO THE INTERNATIONAL FINANCIAL REPORTING STANDARDS

3.	APPLICATION OF NEW AND AMENDMENTS TO THE INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to a IFRS Accounting Standard that are mandatorily effective for the current year

In the current year, the Group has applied the following amendments to a IFRS Accounting Standard issued by the International Accounting Standards Board (“IASB”) for the first time, which are mandatorily effective for the Group’s annual period beginning on April 1, 2025 for the preparation of the consolidated financial statements:

Amendments to IAS 21 Lack of Exchangeability

The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

The amendments state that a currency is exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

An entity assesses whether a currency is exchangeable into another currency at a measurement date and for a specified purpose. If an entity is able to obtain no more than an insignificant amount of the other currency at the measurement date for the specified purpose, the currency is not exchangeable into the other currency.

The assessment of whether a currency is exchangeable into another currency depends on an entity’s ability to obtain the other currency and not on its intention or decision to do so.

When a currency is not exchangeable into another currency at a measurement date, an entity is required to estimate the spot exchange rate at that date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions.

The amendments do not specify how an entity estimates the spot exchange rate to meet that objective. An entity can use an observable exchange rate without adjustment or another estimation technique. Examples of an observable exchange rate include:

●	a spot exchange rate for a purpose other than that for which an entity assesses exchangeability;
●	the first exchange rate at which an entity is able to obtain the other currency for the specified purpose after exchangeability of the currency is restored (first subsequent exchange rate).

An entity using another estimation technique may use any observable exchange rate—including rates from obligations—and adjust that rate, as necessary, to meet the objective as set out above.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

3.	APPLICATION OF NEW AND AMENDMENTS TO THE INTERNATIONAL FINANCIAL REPORTING STANDARDS - continued

When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, the entity is required to disclose information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments did not have a material impact on the Group’s consolidated financial statements.

Future accounting developments

The following accounting standards have been issued by the IASB but are not yet effective:

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

In May 2024, the IASB issued targeted amendments to IFRS 9 to address feedback received from stakeholders following a post-implementation review. The amendments include:

●Additional guidance to clarify when certain financial assets may be compliant with SPPI requirements, including instruments with contingent features (e.g. ESG-linked financing), as well as contractually-linked instruments and non-recourse financing.

●Clarifying the derecognition requirements for financial assets and financial liabilities, including establishing a new accounting policy choice for derecognition of a financial liability when a payment is initiated by the reporting entity using an electronic payment system provided specified criteria is met.

The amendments are effective from 1 January 2026. The adoption of the derecognition amendments is expected to result in a change of policy for derecognizing certain types of financial liabilities. As a result of these amendments, it is expected that the impacted liabilities will be reclassified from Cash collateral and settlement balances to Trading portfolio liabilities. No other material impacts are anticipated from the adoption of these derecognition amendments or from the other changes introduced to IFRS 9. The quantitative impact of IFRS 9 and IFRS 7 amendments will continue to be assessed in 2026.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals, it requires entities to classify all income and expenses into five categories: operating, investing, financing, income tax and discontinued operations, and introduces defined subtotals, including operating profit.

IFRS 18 requires entities to assess whether they have a IFRS 18 defined specified main business activity. For those entities with a specified main business activity, certain income and expenses will be recorded in the operating category, which may have been recorded in another category if the entity did not have a specified main business activity.

The standard introduces new aggregation and disaggregation principles for financial information and narrow scope amendments to IAS 7 Statement of Cash Flows by using operating profit as the starting point for the indirect method and removing optionality in the classification of interest and dividends. The standard requires disclosure of management-defined performance measures (MPMs).

The Group has commenced its IFRS 18 impact assessment. The Group expects to have an IFRS 18 specified main business activity, allowing significant items from the Group’s operations to be reported within the operating category.

The Group is also assessing the impact on management-defined performance measures (MPMs) and the enhanced disaggregation requirements introduced by IFRS 18. In 2026, the Group will continue to assess the impact of IFRS 18.

The new standard is effective from 1 January 2027.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)